TRADE ACCOUNTS AND OTHER ACCOUNTS RECEIVABLE - Stratification of the portfolio (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	$ 286,980,521	$ 255,710,925
Less than one month
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	276,941,661	239,907,074
Between one and three months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	2,533,836	7,467,587
Between three and six months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	1,216,352	1,276,211
Between six and eight months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	5,920,865	5,142,341
Older than eight months
TRADE AND OTHER RECEIVABLES
Current and non-current trade debtors without impairment impact	$ 367,807	$ 1,917,712